January 31 14

20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Andrea W. Armstrong, 100 Half Day Road, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 295-5000

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/12 to 6/30/12)
Actual	$1,000.00	$1,000.10	0.31%	$1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.30	0.31	1.56

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.
*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$555,802,845
Receivables:
Administration fees (Note 2)	128,121
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	555,931,950

LIABILITIES
Accrued Trustees fees	18,895
Accrued shareholder servicing fees	316,498
Other accrued expenses	125,769

Total Liabilities	461,162

NET ASSETS	$555,470,788

Net assets consist of:
Paid-in capital	$555,454,679
Undistributed net investment income	220
Accumulated net realized gain	15,889

NET ASSETS	$555,470,788

Shares outstanding	555,453,566

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$921,267
Expenses[1]	(193,002)

Net investment income allocated from Master Portfolio	728,265

FUND EXPENSES (Note 2)
Administration fees	1,515,314
Shareholder servicing fees	689,178
Fund accounting & transfer agent fees	44,879
Legal fees	24,661
Audit fees	12,983
Printing costs	53,791
Registration costs	57,321
Trustees fees	26,987

Total fund expenses	2,425,114

Fees reimbursed by Hewitt Associates LLC (Note 2)	(1,762,000)

Total Net Expenses	663,114

NET INVESTMENT INCOME	65,151

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	13,938

Net gain on investments	13,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,089

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $86,058.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$65,151	$107,307
Net realized gain	13,938	32,884

Net increase in net assets resulting from operations	79,089	140,191

Distributions to shareholders:
From net investment income	(64,931)	(107,307)
From net realized gain	—	(62,746)

Total distributions to shareholders	(64,931)	(170,053)

Capital share transactions (Note 3):
Net capital share transactions	1,680,250	149,956,688

Net increase in net assets resulting from capital share transactions	1,680,250	149,956,688

Increase in net assets	1,694,408	149,926,826
NET ASSETS:
Beginning of Period	553,776,380	403,849,554

End of Period	$555,470,788	$553,776,380

Undistributed net investment income included in net assets at end of period	$220	$—

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended Jun. 30, 2012 (Unaudited)	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.02	0.04
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.02	0.04

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.02)	(0.04)
Net realized gain	—	(0.00)[1]	—	—	—	—

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[2]	0.03%	0.02%	0.07%	2.00%	4.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$555,471	$553,776	$403,850	$321,371	$343,696	$268,290
Ratio of net expenses to average net assets[3,4,5]	0.31%	0.27%	0.31%	0.48%	0.96%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.98%	0.98%	1.02%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets[3,4,5]	0.02%	0.02%	0.02%	0.07%	1.94%	4.38%
Ratio of net investment income
(loss) to average net assets prior to waived fees and reimbursed expenses[3,4]	(0.65)%	(0.70)%	(0.68)%	(0.49)%	1.85%	4.27%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Not annualized.
[3]	Annualized for periods of less than one year. Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[4]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[5]	Ratios for the year ended December 31, 2009 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of the financial statements in conformity with US GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.48% of total Master Portfolio net assets as of June 30, 2012).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2012.

As of December 31, 2011, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards.

Management has reviewed the tax positions as of June 30, 2012, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest,

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (concluded)

brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2012, Hewitt Associates reimbursed the Fund $1,762,000 for expenses related to this agreement.

Hewitt Associates and BlackRock Institutional Trust Company, N.A. (“BTC”) have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

3.	Capital Share Transactions

As of June 30, 2012, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	135,601,869	$135,601,869	323,503,152	$323,503,152
Shares issued in reinvestments of dividends	89,875	89,875	153,373	153,373
Shares redeemed	(134,011,494)	(134,011,494)	(173,699,837)	(173,699,837)

Net increase	1,680,250	$1,680,250	149,956,688	$149,956,688

4.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2012. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

as of June 30, 2012 (Unaudited)

Portfolio Composition	Percent of Net Assets
Commercial Paper	29%
Certificates of Deposit	22
Repurchase Agreements	21
U.S. Government Sponsored Agency Obligations	17
U.S. Treasury Obligations	5
Time Deposits	5
Corporate Notes	1

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2012

(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Euro
Mitsubishi UFJ Trust and Banking Corp., UK,
0.43%, 8/02/12	$300,000	$300,000,000
Mizuho Corporate Bank Ltd., London,
0.44%, 9/14/12	474,000	474,000,000
National Australia Bank Ltd., London(a):
0.47%, 12/20/12	300,000	300,000,000
0.45%, 1/16/13	212,000	212,000,000

		1,286,000,000

Yankee(b)
Bank of Montreal, Chicago:
0.21%, 8/29/12	150,000	150,000,000
0.20%, 8/29/12	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.37%, 7/11/12	400,000	400,000,000
0.35%, 7/12/12	4,600	4,600,000
Barclays Bank Plc, New York,
0.59%, 7/13/12	501,000	501,000,000
Canadian Imperial Bank of Commerce, New York,
0.33%, 1/02/13(a)	553,015	553,015,000
Mizuho Corporate Bank Ltd., New York,
0.34%, 8/08/12	550,000	550,000,000
Natixis, New York,
0.48%, 8/01/12	828,000	828,000,000
Rabobank Nederland, New York:
0.61%, 8/07/12	250,000	250,000,000
0.61%, 8/08/12	500,000	500,000,000
0.65%, 4/24/13(a)	285,500	285,500,000
0.62%, 5/09/13(a)	225,000	225,000,000
Societe Generale NY,
0.51%, 8/03/12	853,000	853,000,000

	Par
Certificates of Deposit	(000)	Value
Sumitomo Mitsui Banking Corp., New York:
0.40%, 9/10/12	$490,000	$490,000,000
0.39%, 9/12/12	580,000	580,000,000
Sumitomo Trust & Banking Co. Ltd., New York,
0.20%, 7/19/12	350,000	350,000,000
Svenska Handelsbanken, New York,
0.26%, 8/17/12	215,000	215,000,000
Westpac Banking Corp., New York,
0.34%, 1/04/13(a)	99,000	99,000,000

Total Certificates of Deposit – 22.0%		8,270,115,000

Commercial Paper
Alpine Securitization Corp.(c):
0.21%, 7/10/12	100,000	99,994,750
0.22%, 7/18/12	170,000	169,982,339
Antalis US Funding Corp.(c):
0.47%, 7/24/12	1,000	999,700
0.58%, 8/02/12	580,100	579,800,926
ANZ National International Ltd., London(c):
0.52%, 8/03/12	200,000	199,904,667
0.52%, 8/07/12	100,000	99,946,556
Atlantis One Funding Corp.(c):
0.46%, 7/09/12	300,000	299,969,333
0.36%, 9/10/12	199,000	198,858,710
0.53%, 10/12/12	200,000	199,696,722
Barclays Bank Plc, US Collateralized CP Notes Series 2010-1
0.35%, 8/09/12(c)	250,000	249,905,208
Barton Capital Corp.(c):
0.43%, 7/06/12	150,000	149,991,042
0.52%, 8/01/12	100,000	99,955,222
0.53%, 8/02/12	250,000	249,882,222

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Cancara Asset Securitisation Ltd.,
0.40%, 7/19/12(c)	$150,000	$149,970,000
Collateralized CP Co. LLC,
0.35%, 8/10/12(c)	350,000	349,863,889
Commonwealth Bank of Australia(a):
0.32%, 9/19/12	250,000	250,000,000
0.38%, 1/14/13	380,000	380,000,000
DNB Bank ASA,
0.32%, 8/13/12(c)	280,000	279,892,978
Erste Abwicklungsanstalt(c):
0.38%, 8/21/12	50,000	49,973,083
0.44%, 9/25/12	50,000	49,947,444
0.48%, 10/24/12	100,000	99,846,667
0.48%, 10/26/12	100,000	99,844,000
0.52%, 11/26/12	50,000	49,893,111
0.60%, 1/22/13	50,000	49,829,167
0.60%, 2/11/13	100,000	99,625,000
0.64%, 2/21/13	50,000	49,791,111
0.65%, 2/28/13	150,000	149,344,583
HSBC Bank Plc,
0.51%, 11/28/12(c)	390,000	389,171,250
Kells Funding LLC(c):
0.56%, 7/02/12	50,000	49,999,222
0.56%, 7/02/12	75,000	74,998,833
0.61%, 7/06/12	100,000	99,991,528
0.54%, 7/25/12	50,000	49,982,000
0.54%, 9/06/12	200,000	199,799,000
0.60%, 9/12/12	48,000	47,941,600
0.54%, 9/20/12	135,000	134,835,975
0.50%, 10/23/12	75,000	74,881,250
0.59%, 11/09/12	200,000	199,570,611
Matchpoint Master Trust,
0.45%, 8/03/12(c)	135,000	134,944,313
Mont Blanc Capital Corp.,
0.44%, 8/01/12(c)	83,000	82,968,552
Nieuw Amsterdam Receivables Corp.(c):
0.45%, 7/10/12	50,000	49,994,375
0.45%, 7/11/12	50,000	49,993,750

Commercial Paper	Par (000)	Value
Nordea North America Inc.(c):
0.61%, 8/07/12	$161,600	$161,498,686
0.26%, 8/16/12	435,000	434,858,262
NRW. BANK,
0.25%, 7/11/12(c)	365,000	364,974,653
Oversea-Chinese Banking Corp. Ltd.,
0.57%, 8/13/12(c)	200,000	199,863,833
Royal Park Investments Funding Corp.(c):
0.70%, 7/09/12	150,000	149,976,667
0.70%, 7/16/12	41,000	40,988,042
0.70%, 7/24/12	100,000	99,955,278
0.90%, 8/31/12	13,000	12,980,175
Scaldis Capital LLC(c):
0.55%, 7/16/12	470,000	469,892,292
0.50%, 7/23/12	519,000	518,841,417
Starbird Funding Corp.(c):
0.45%, 7/06/12	180,000	179,988,750
0.45%, 7/10/12	95,000	94,989,313
Thames Asset Global Securitization No 1 Inc.(c):
0.50%, 7/02/12	124,976	124,974,264
0.45%, 7/11/12	138,000	137,982,750
0.48%, 7/18/12	73,005	72,988,452
Victory Receivables Corp.(c):
0.20%, 7/11/12	100,000	99,994,444
0.20%, 7/13/12	116,853	116,845,210
Westpac Banking Corp.:
0.48%, 7/10/12(a)	350,000	350,000,000
0.50%, 8/01/12(c)	50,000	49,978,472
0.50%, 8/03/12(c)	75,000	74,965,625
Westpac Securities NZ Ltd.:
0.56%, 7/05/12(c)	120,000	119,992,533
0.53%, 7/18/12(c)	250,000	249,937,431
0.63%, 4/15/13(a)	300,000	300,000,000
Windmill Funding Corp.,
0.45%, 7/20/12(c)	150,000	149,964,375

Total Commercial Paper – 29.0%		10,922,211,613

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
JPMorgan Chase Bank NA,
0.54%, 5/17/13(a)	$250,725	$250,725,000

Total Corporate Notes – 0.6%		250,725,000

Time Deposits
Bank of Nova Scotia,
0.11%, 7/02/12	1,000,000	1,000,000,000
Northern Trust Co. Ltd.,
0.06%, 7/02/12	600,000	600,000,000
Svenska Handelsbanken AB,
0.10%, 7/02/12	200,000	200,000,000

Total Time Deposits – 4.8%		1,800,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae,
4.75%, 2/21/13	70,304	72,363,898
Fannie Mae Discount Notes(c):
0.12%, 8/27/12	200,000	199,962,000
0.12%, 9/04/12	50,000	49,989,167
Fannie Mae Variable Rate Notes(a):
0.27%, 8/23/12	200,000	200,005,914
0.32%, 1/10/13	250,000	249,973,373
0.38%, 5/17/13	304,000	303,917,792
0.21%, 11/08/13	170,000	169,930,124
0.22%, 6/20/14	425,000	424,833,438
Federal Farm Credit Banks Variable Rate Notes(a):
0.16%, 6/18/13	66,000	66,000,000
0.19%, 3/07/14	40,000	39,993,786
Federal Home Loan Bank:
0.24%, 9/20/12	250,000	250,053,080
1.75%, 12/14/12	81,700	82,273,533
0.17%, 1/24/13	44,910	44,910,562
0.16%, 1/25/13	144,000	143,960,238

U.S. Government Sponsored Agency Obligations	Par (000)	Value
0.13%, 2/01/13	$200,000	$199,944,478
0.17%, 2/06/13	294,500	294,494,689
0.16%, 2/06/13	200,000	199,984,682
0.17%, 2/13/13	100,000	99,998,208
0.23%, 5/17/13	120,000	119,986,075
0.24%, 5/21/13	100,000	99,987,470
0.23%, 5/29/13	50,000	49,989,417
Federal Home Loan Bank Discount Notes(c):
0.16%, 11/02/12	125,000	124,932,188
0.14%, 11/30/12	175,000	174,894,444
0.21%, 5/21/13	100,000	99,811,000
Federal Home Loan Bank Variable Rate Notes(a):
0.20%, 4/12/13	114,500	114,486,589
0.32%, 7/08/13	50,000	50,000,000
Freddie Mac Discount Notes(c):
0.12%, 7/24/12	200,000	199,984,667
0.17%, 9/18/12	250,000	249,906,736
0.12%, 10/11/12	325,000	324,889,500
0.14%, 12/03/12	150,000	149,906,354
Freddie Mac Variable Rate Notes(a):
0.20%, 3/21/13	270,040	269,961,440
0.38%, 9/03/13	227,900	227,845,954
0.18%, 9/13/13	884,785	884,139,935
0.21%, 11/04/13	309,000	308,958,582

Total U.S. Government Sponsored Agency Obligations – 17.4%		6,542,269,313

U.S. Treasury Obligations
U.S. Treasury Bill(c):
0.13%, 8/23/12	160,000	159,969,231
0.14%, 9/06/12	250,000	249,935,562
0.14%, 11/08/12	140,000	139,929,222
U.S. Treasury Note:
1.38%, 10/15/12	200,000	200,736,811
0.38%, 10/31/12	300,000	300,271,589
1.38%, 11/15/12	250,000	251,183,169

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
3.38%, 11/30/12	$175,000	$177,357,132
1.38%, 3/15/13	280,000	282,289,442
1.13%, 6/15/13	120,000	121,008,142

Total U.S. Treasury Obligations –5.0%		1,882,680,300

Repurchase Agreements
BNP Paribas Securities Corp. 0.19%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $250,003,958, collateralized by various U.S. government obligations, 4.50%, due 7/15/39 to 6/20/41, par and fair value of $350,000,595 and $255,000,001, respectively)	250,000	250,000,000
BNP Paribas Securities Corp. 0.20%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $310,005,167, collateralized by various corporate debt obligations, 0.59% to 7.88%, due 10/23/12 to 5/22/22, par and fair value of $298,648,073 and $319,300,001, respectively)	310,000	310,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.16%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $850,011,333, collateralized by various U.S. Treasury obligations, 0.25% to 3.13%, due 3/31/14 to 5/15/21, par and fair value of $827,292,200 and $867,000,048, respectively)	$850,000	$850,000,000
Citigroup Global Markets Inc., 0.30%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $69,001,725, collateralized by U.S. Treasury obligations, 4.50%, due 5/15/38, par and fair value of $50,941,300 and $70,380,129, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.45%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $190,007,125, collateralized by various U.S. government obligations, U.S. Treasury obligations and municipal obligations, 0.00% to 7.94%, due 8/15/19 to 12/01/41, par and fair value of $194,919,800 and $204,451,097, respectively)	190,000	190,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.55%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $250,011,458, collateralized by various U.S. government obligations, 0.00% to 4.50%, due 6/28/13 to 12/19/31, par and fair value of $244,231,000 and $255,000,302, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.78%, 8/03/12 (Purchased on 6/29/12 to be repurchased at $150,113,750, collateralized by various corporate debt obligations, 0.36% to 7.09%, due 2/15/32 to 9/25/47, par and fair value of $602,825,455 and $172,500,260, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc., 0.20%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $874,014,567, collateralized by various U.S. Treasury obligations, 1.50% to 6.00%, due 11/30/13 to 8/15/40, par and fair value of $782,656,762 and $891,480,007, respectively)	874,000	874,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.18%, 7/03/12 (Purchased on 6/29/12 to be repurchased at $200,004,000, collateralized by various U.S. government sponsored agency obligations, 2.43% to 5.65%, due 7/01/37 to 6/01/42, par and fair value of $224,259,896 and $204,000,000, respectively)	$200,000	$200,000,000
Goldman Sachs & Co., 0.19%, 7/05/12 (Purchased on 6/29/12 to be repurchased at $875,027,708, collateralized by various U.S. government obligations, 2.10% to 6.50%, due 1/01/18 to 7/01/42, par and fair value of $2,225,360,651 and $892,500,000, respectively)	875,000	875,000,000
Goldman Sachs & Co., 0.20%, 7/06/12 (Purchased on 6/29/12 to be repurchased at $750,029,167, collateralized by various U.S. government obligations, 2.18% to 9.00%, due 5/01/17 to 7/01/42, par and fair value of $1,411,499,942 and $765,000,000, respectively)	750,000	750,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.18%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $200,003,000, collateralized by various corporate debt obligations, 0.68% to 0.71%, due 3/21/19 to 8/15/21, par and fair value of $222,950,000 and $210,000,676, respectively)	$200,000	$200,000,000
JPMorgan Securities LLC, 0.45%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $60,002,250, collateralized by various corporate debt obligations, 0.99% to 6.63%, due 4/01/16 to 11/07/23, par and fair value of $62,637,000 and $63,000,379, respectively)	60,000	60,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.15%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $300,003,750, collateralized by various U.S. Treasury obligations, 0.63% to 2.25%, due 7/15/14 to 11/30/17, par and fair value of $297,654,300 and $306,000,104, respectively)	300,000	300,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner, & Smith Inc., 0.20%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $800,013,333, collateralized by various U.S. government obligations, 0.54% to 7.00%, due 9/15/20 to 6/16/43, par and fair value of $1,307,514,251 and $824,000,000, respectively)	$800,000	$800,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.25%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $100,002,083, collateralized by various U.S. government obligations, 3.50% to 4.00%, due 1/01/32 to 12/01/40, par and fair value of $107,482,438 and $102,000,001, respectively)	100,000	100,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.16%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $221,972,960, collateralized by various U.S. Treasury obligations, 0.00% to 3.63%, due 10/04/12 to 2/15/21, par and fair value of $214,095,100 and $226,409,525, respectively)	$221,970	$221,970,000
Morgan Stanley & Co. LLC, 0.18%, 7/05/12 (Purchased on 6/29/12 to be repurchased at $500,015,000, collateralized by various U.S. government obligations, 2.22% to 6.50%, due 10/01/14 to 6/01/42, par and fair value of $908,676,593 and $510,000,001, respectively)	500,000	500,000,000
Morgan Stanley & Co. LLC, 0.18%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $90,001,350, collateralized by various U.S. government obligations, 3.50%, due 6/01/42, par and fair value of $86,906,432 and $91,800,000, respectively)	90,000	90,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.23%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $125,002,396, collateralized by various U.S. government obligations, 0.00% to 6.50%, due 8/01/25 to 7/01/42, par and fair value of $125,916,722 and $127,500,001, respectively)	$125,000	$125,000,000
RBS Securities Inc., 0.17%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $120,001,700, collateralized by various U.S. government obligations, 2.20% to 5.90%, due 11/01/33 to 7/01/42, par and fair value of $234,252,061and $122,400,348, respectively)	120,000	120,000,000
RBS Securities Inc., 0.25%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $140,002,917, collateralized by various U.S. government obligations, 3.50% to 4.00%, due 1/01/27 to 4/01/42, par and fair value of $135,191,431 and $142,803,480, respectively)	140,000	140,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2012

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank Co. 0.20%, 7/02/12 (Purchased on 6/29/12 to be repurchased at $320,005,333, collateralized by various corporate debt obligations, 0.00% to 12.75%, due 7/15/12 to 7/25/48, par and fair value of $4,064,832,432 and $335,077,883, respectively)	$320,000	$320,000,000

Total Repurchase Agreements –20.6%		7,744,970,000

Total Investments (Cost – $37,412,971,226*) – 99.4%		37,412,971,226
Other Assets in Excess of Liabilities – 0.6%		210,070,205

Net Assets – 100.0%	$37,623,041,431

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$37,412,971,226	—	$37,412,971,226

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (concluded)

June 30, 2012

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial statement purposes. As of June 30, 2012, cash in the amount of $2,050 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS
Investments at value – unaffiliated[1]	$29,668,001,226
Repurchase agreements – unaffiliated[2]	7,744,970,000
Investments sold receivable	199,990,000
Contributions receivable from investors	438
Cash	2,050
Interest receivable	12,348,797

Total assets	37,625,312,511

LIABILITIES
Investment advisory fees payable	2,130,607
Professional fees payable	50,945
Trustees’ fees payable	89,528

Total liabilities	2,271,080

NET ASSETS	$37,623,041,431

NET ASSETS CONSIST OF
Investors’ capital	$37,623,041,431

[1] Investments at cost – unaffiliated	$29,668,001,226

[2] Repurchase agreements at cost – unaffiliated	$7,744,970,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Income	$59,372,992

Total income	59,372,992

EXPENSES
Investment advisory	17,771,602
Professional	36,306
Independent Trustees	172,232

Total expenses	17,980,140
Less fees waived by advisor	(5,540,019)

Total expenses after fees waived	12,440,121

NET INVESTMENT INCOME	46,932,871

REALIZED GAIN
Net realized gain from investments	912,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,845,413

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations
Net investment income	$46,932,871	$60,329,486
Net realized gain	912,542	1,791,140

Net increase in net assets resulting from operations	47,845,413	62,120,626

Capital transactions
Proceeds from contributions	35,304,682,955	52,848,164,282
Value of withdrawals	(26,257,533,486)	(44,389,795,004)

Net increase in net assets derived from capital transactions	9,047,149,469	8,458,369,278

NET ASSETS
Total increase in net assets	9,094,994,882	8,520,489,904
Beginning of period	28,528,046,549	20,007,556,645

End of period	$37,623,041,431	$28,528,046,549

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.14%[1]	0.23%	0.27%	0.48%	2.90%[2]	5.40%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.26%[3]	0.22%	0.26%	0.48%	2.88%	5.23%

Supplemental Data
Net assets, end of period (000)	$37,623,041	$28,528,047	$20,007,557	$21,134,748	$22,488,961	$31,492,404

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BlackRock Fund Advisors (“BFA” or the “Manager”) at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

[3]	Annualized.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2011. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

2.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. Pursuant to the Investment Advisory Agreement with MIP, the Manager is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2013. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolio to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at anytime. For the six months ended June 30, 2012, the amount included in fees waived by advisor in the Statement of Operations is $5,331,481.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to the Manager by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2013. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the six months ended June 30, 2012, such waiver amounted to $208,538.

MIP entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities), BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (concluded)

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3.	Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, administration and arrangement fees were allocated to the Master Portfolio based on its net assets as of October 31, 2011. The Master Portfolio’s commitment, administration and arrangement fees were paid by the investment advisor. The Master Portfolio did not borrow under the credit agreement during the six months ended June 30, 2012.

4.	Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

5.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of the Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with,

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that, in general, the representative feeder fund performed better than its Peers in that the representative feeder fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by Black-Rock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees of the Master Portfolio and that BlackRock and its affiliates have agreed to provide an offsetting credit against certain expenses incurred by the Master Portfolio. BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Master Portfolio to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D.	Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E.	Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding Black-Rock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (concluded)

Conclusion

The Board of the Master Fund, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee1

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

Paul L. Audet, Trustee

Henry Gabbay, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary2

[1]	Effective May 14, 2012, Ian A. MacKinnon became a Director of the Trust/MIP.
[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Trust/MIP and Benjamin Archibald became Secretary of the Trust/MIP.

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

State Street Bank and Trust Company

Boston, MA 02110

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

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Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	8/29/12

By:	/s/ Douglas S. Keith
Douglas S. Keith
CCO, CFO and Treasurer

Date:	8/29/12